Stock And Unit-Based Compensation- Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, expiration period				10 years
Share-based payment Award, percentage of outstanding stock maximum				25.00%
Aggregate intrinsic value of options exercised		$ 77	$ 77	$ 0	$ 0
Fair Value of Options		90,082	90,082	0	0
Non-vested Awards (RSAs, Options and RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense		$ 313,874		$ 313,874
Unrecognized compensation expense, period of recognition				1 year 10 months 2 days
OAK Street Health Inc and Affiliates [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise of Options (In Shares)				2,831
Unit Options Outstanding		14,921,281		14,921,281
Equity instruments other than options grants in period				1,095,067		496,763
Risk free rate				1.58%
Volatility rate				35.00%
Time to liquidity event				2 years 2 months 8 days
Stock and Unit-Based Compensation		$ 29,359	1,305	$ 34,648	1,942
OAK Street Health Inc and Affiliates [Member] | Profits Interest Award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock and Unit-Based Compensation		3,609	1,305	8,898	1,942
OAK Street Health Inc and Affiliates [Member] | Performance Vesting units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock and Unit-Based Compensation		25,750	$ 0	25,750	$ 0
OAK Street Health Inc and Affiliates [Member] | Sponsors Exit Service-based Vesting [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock and Unit-Based Compensation		$ 18,228		$ 18,228
Restricted stock awards		1,076,228
Common Stock [Member] | OAK Street Health Inc and Affiliates [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise of Options (In Shares)		2,831		2,831
Twenty Twenty Omnibus Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, number of shares available for issuance	48,138,967
Share-based compensation arrangement by share-based payment award, effective date	Aug. 05, 2020
Twenty Twenty Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, number of shares available for issuance	2,386,875
Share-based payment Award, percentage of outstanding stock maximum	1.00%
Sharebased compensation arrangement by sharebased payment award payroll deduction percentage on employee subscription	15.00%
Sharebased compensation arrangement by sharebased payment award purchase price percentage applied on lower market price	85.00%
Twenty Twenty Employee Stock Purchase Plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock shares				0
Twenty Twenty Employee Stock Purchase Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, number of shares available for issuance	30,000,000
Equity Incentive Plan 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise of Options (In Shares)						0
Unit Options Outstanding		0		0		2,000
Stock exercise price per unit						$ 12.00
Equity Incentive Plan 2015 [Member] | OAK Street Health Inc and Affiliates [Member] | Profits Interest Award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity instruments other than options grants in period		0	251,500	1,095,067	495,995